Income Tax	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income Tax	Income Tax (Expense) Recovery
The components of the provision for income tax (expense) recovery are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Current	(1,264)	1,131	(2,650)	(1,381)
Deferred	(551)	673	1,612	673
Income tax (expense) recovery	(1,815)	1,804	(1,038)	(708)

Included in the Partnership's current income tax (expense) recovery are provisions for uncertain tax positions relating to freight taxes. The Partnership does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Partnership reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include additional legal advice as to the applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Partnership may change accordingly.